Related Party Transactions and Balances (Significant Related Parties Transactions) (Details)	12 Months Ended																								0 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Shengyue [Member] USD ($)	Dec. 31, 2013 Shengyue [Member] USD ($)	Dec. 31, 2012 Shengyue [Member] USD ($)	Dec. 31, 2014 Qinhe [Member] USD ($)	Dec. 31, 2013 Qinhe [Member] USD ($)	Dec. 31, 2012 Qinhe [Member] USD ($)	Dec. 31, 2014 Shanda Network [Member] USD ($)	Dec. 31, 2013 Shanda Network [Member] USD ($)	Dec. 31, 2012 Shanda Network [Member] USD ($)	Dec. 31, 2014 Shengjin [Member] USD ($)	Dec. 31, 2013 Shengjin [Member] USD ($)	Dec. 31, 2012 Shengjin [Member] USD ($)	Dec. 31, 2014 Shanda Media Group Ltd. [Member] USD ($)	Dec. 31, 2013 Shanda Media Group Ltd. [Member] USD ($)	Dec. 31, 2012 Shanda Media Group Ltd. [Member] USD ($)	Dec. 31, 2014 Hurray! Media Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Hurray! Media Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Hurray! Media Co., Ltd. [Member] USD ($)	Dec. 31, 2014 Companies under control of Shanda [Member] USD ($)	Dec. 31, 2013 Companies under control of Shanda [Member] USD ($)	Dec. 31, 2012 Companies under control of Shanda [Member] USD ($)	May 30, 2014 Shanda [Member] USD ($)	May 30, 2014 Shanda [Member] CNY	Apr. 10, 2014 Shanda [Member] USD ($)	Apr. 10, 2014 Shanda [Member] CNY	Apr. 03, 2014 Shanda [Member] USD ($)	Dec. 31, 2014 Shanda [Member] USD ($)	Dec. 31, 2013 Shanda [Member] USD ($)	Dec. 31, 2012 Shanda [Member] USD ($)	Dec. 31, 2014 Shanda Capital Limited [Member] USD ($)	Dec. 31, 2013 Shanda Capital Limited [Member] USD ($)	Dec. 31, 2012 Shanda Capital Limited [Member] USD ($)	Dec. 31, 2014 Shanda Games Limited [Member] USD ($)	Dec. 31, 2013 Shanda Games Limited [Member] USD ($)	Dec. 31, 2012 Shanda Games Limited [Member] USD ($)	Dec. 31, 2014 Shanghai Shulong Computer Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Shanghai Shulong Computer Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Shanghai Shulong Computer Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2014 Shanghai Shulong Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Shanghai Shulong Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Shanghai Shulong Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2014 Shanghai Shulong Computer and Shanghai Shulong [Member] USD ($)	Dec. 31, 2013 Shanghai Shulong Computer and Shanghai Shulong [Member] USD ($)	Dec. 31, 2012 Shanghai Shulong Computer and Shanghai Shulong [Member] USD ($)
Related Party Transaction [Line Items]
Online advertising revenue received from related parties				$ 2,703,492	$ 12,404,031	$ 12,481,927
Promotional advertising revenue received from related parties	1,600,000						1,613,606	0	0
Technical service fees in cost of revenues paid to related parties										673,899	335,504	0
Technical service fees in cost of revenues payable but forgiven by related parties										235,876	0	0
Rental fee payable but forgiven by related parties										170,086	0	0	23,926	0	0
Interest expense payable but forgiven by related parties																375,000	0	0
Receivables due from related parties to the Company but forgiven as to repayment																			1,246,641	0	0								1,200,000
Purchase of equipment from related parties	209,539	29,566	1,277,455																			0	188,334	0
Equity contribution from related parties	5,847,070	0	0																						2,600,000	16,100,000	3,200,000	20,000,000		5,847,070	0	0
Loan repayment from related parties																																	470,000	0	0	0	3,300,000	13,900,000
Loan repayment to related parties																																							0	0	6,769,544	0	3,303,760	3,135,076
Loan to related parties																																	0	13,865	470,000
Interest income from related parties	3,388	28,856	256,753																														3,388	14,620	10,575	0	14,236	246,178
Interest expenses for loans from related parties	$ 0	$ 16,365	$ 448,011																																										$ 0	$ 16,365	$ 448,011